Discontinued operations (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jan. 01, 2021
Discontinued operations
Inventories	€ 1,819	€ 3,869			€ 11,405
Revenue	47,473	42,234	€ 38,453
Cost of sales	27,712	28,735	35,286
Gross profit	19,761	13,499	3,167
General administrative expenses	32,587	43,480	37,665
Selling expenses	9,924	9,326	7,580
Other operating income	3,774	2,894	2,392
Other operating expenses	(741)	(86)	(182)
Operating loss	(36,773)	(56,623)	(58,439)
Financial costs, net	1,823	799	1,375
Income before taxes	(38,596)	(57,422)	(59,814)
Income taxes expenses	107	(70)	224
Income for the period	6,862	11,106	38,052
COVID 19 Segment Discontinued Operations
Discontinued operations
Inventories				€ 0
Deconsolidation on net income	1,640
Unadjusted differences identified in trade receivables		(57)	(127)
Unadjusted differences identified in revenue		(57)	(127)
Revenue	19,455	146,334	89,218
Cost of sales	15,120	131,713	48,151
Gross profit	4,335	14,621	41,067
General administrative expenses	503	3,259	2,495
Selling expenses	7	534	446
Other operating income	3,096	373	3
Operating loss	6,921	11,201	38,129
Financial costs, net	46	49	19
Income before taxes	6,875	11,152	38,110
Income taxes expenses	13	46	58
Income for the period	6,862	11,106	38,052
Total comprehensive income, attributable to equity holders of the parent	€ 6,862	€ 11,106	€ 38,052
Net income per share - Basic and diluted (in EUR)
Basic earnings (loss) per share from discontinued operations (in EUR)	€ 0.26	€ 0.49	€ 1.82
Diluted earnings (loss) per share from discontinued operations (in EUR)	€ 0.26	€ 0.49	€ 1.82
COVID 19 Segment Discontinued Operations | Bauer GmbH
Discontinued operations
Termination fees payable	€ 1,640
Separation arrangement	832
Test vouchers	200
Separation arrangements related to taxes	117
Other provision related to separation arrangement	€ 515